CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 86,772,678	$ 93,283,283
Restricted cash	262,127,268	174,828,196
Accounts receivable, net of allowances for doubtful accounts of $1,821,755 and $4,869,942 as of December 31, 2012 and 2013, respectively	236,575,821	216,834,635
Inventories	359,577,034	254,879,734
Advances to suppliers-current	14,210,115	23,614,491
Amounts due from related parties	408,407	10,804,490
Value added tax recoverable	30,112,796	34,961,895
Income tax recoverable	2,666,716	2,752,861
Prepaid expenses and other current assets	50,031,054	32,798,941
Project assets	34,172,879	25,802,499
Deferred convertible notes issuance costs-current	784,456	784,456
Assets held-for-sale	122,638,391
Derivative assets	1,502,578	660,463
Deferred tax assets-current, net	5,218,300	1,773,471
Total current assets	1,206,798,493	873,779,415
Property, plant and equipment, net	863,093,184	1,102,562,325
Prepaid land use right, net	44,995,633	49,936,839
Deferred tax assets-non-current, net	13,658,926	13,529,981
Deferred convertible notes issuance costs-non-current	941,300	1,725,755
Advances for purchases of property, plant and equipment	2,214,265	8,317,188
Advances to suppliers-non-current	5,627,400	5,928,000
Other long-lived assets	2,421,476	2,545,508
Total assets	2,139,750,677	2,058,325,011
Current liabilities:
Short-term borrowings	673,096,148	733,618,423
Accounts payable	656,242,907	483,024,820
Advances from customers-current	99,499,295	40,384,298
Amounts due to related parties	9,209,779	18,825,549
Other current liabilities	159,377,349	162,736,783
Income tax payable	5,305,606	2,552,000
Deferred tax liabilities	53,984	112,391
Derivative liabilities	1,463,252	975,053
Liabilities held for sale	99,433,656
Warrant liability	9,345,000
Total current liabilities	1,712,972,992	1,442,229,317
Convertible notes payable-non-current	111,616,000	111,616,000
Long-term borrowings	69,489,079	56,580,128
Advances from customers-non-current	8,153,769	32,271,101
Warranty	20,612,293	10,316,650
Deferred subsidies and other	46,733,186	29,894,222
Other long-term liabilities	1,156,814	11,014,108
Total liabilities	1,970,734,133	1,693,921,526
Commitments and contingencies (see Note 18)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2012 and 2013; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012; 204,346,064 shares issued and 203,367,464 shares outstanding at December 31, 2013)	475,816,214	421,460,573
Additional paid-in capital	5,949,778	5,250,487
Accumulated loss	(396,571,754)	(137,656,215)
Accumulated other comprehensive income	83,613,660	74,836,221
Total equity attributable to ReneSola Ltd	168,807,898	363,891,066
Noncontrolling interest	208,646	512,419
Total equity	169,016,544	364,403,485
Total liabilities and equity	$ 2,139,750,677	$ 2,058,325,011